Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin New Jersey Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Municipal Income ETF
Class Name	Franklin New Jersey Municipal Income ETF
Trading Symbol	FTNJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Municipal Income ETF (previously known as Putnam New Jersey Tax Exempt Income Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin New Jersey Municipal Income ETF	$54	0.52%
[1]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Franklin New Jersey Municipal Income ETF returned 7.34%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 6.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years or more to maturity
↑	Selection in AA rated bonds
↑	Selection in A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two- to five-years to maturity
↓	Selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Franklin New Jersey Municipal Income ETF (NAV)	7.34	1.18	2.44
Bloomberg Municipal Bond Index	6.67	0.92	2.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 165,582,069
Holdings Count | $ / shares	153
Advisory Fees Paid, Amount	$ 545,061
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$165,582,069
Total Number of Portfolio Holdings	153
Total Management Fee Paid (based on a unitary fee)	$545,061
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, the portfolio managers primarily responsible for the day-to-day management of the Fund are John Bonelli, Michael Conn, Garrett L. Hamilton, CFA and Christopher Sperry, CFA.
Effective November 7, 2025, Putnam New Jersey Tax Exempt Income Fund (the “Predecessor Fund”) was converted into your Fund, Franklin New Jersey Municipal Income  ETF (the “ETF”), which is a newly organized series of Putnam ETF Trust. Pursuant to an Agreement and Plan of Reorganization approved by the Boards of the Predecessor Fund and the ETF, the reorganization of the Predecessor Fund consisted of (1) the transfer of substantially all of the Predecessor Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Predecessor Fund’s shareholders in complete liquidation of the Predecessor Fund. The ETF began trading on NYSE Arca, Inc. on November 10, 2025.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.